THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.8%
	Shares	Value
BRAZIL — 2.2%
Financials — 1.4%
Banco do Brasil	114,000	$456,021
BB Seguridade Participacoes	52,300	345,024
Itau Unibanco Holding	40,891	271,251
Porto Seguro	14,700	129,731
		1,202,027
Materials — 0.6%
Vale	36,300	476,691
Utilities — 0.2%
CPFL Energia	15,100	146,846
		1,825,564
CHILE — 0.5%
Consumer Staples — 0.2%
Cencosud	50,515	162,206
Industrials — 0.1%
Quinenco	19,967	97,003
Materials — 0.2%
Empresas CMPC	91,836	144,033
		403,242
CHINA — 31.2%
Communication Services — 7.8%
Baidu, Cl A *	3,100	52,374
China Tower, Cl H	375,000	556,947
Hello Group ADR	10,846	71,041
Kingnet Network, Cl A	8,600	26,946
Kingsoft	36,800	134,463
Kuaishou Technology, Cl B	26,700	219,370
Meitu	111,000	99,827
NetEase	69,200	1,907,923
NetEase Cloud Music *	4,350	103,951
Tencent Holdings	37,300	2,870,521
Tencent Music Entertainment Group	12,600	111,698
XD	21,400	178,299
		6,333,360
Consumer Discretionary — 5.6%
Alibaba Group Holding	67,900	1,245,727
ANTA Sports Products	10,000	103,488
Atour Lifestyle Holdings ADR	8,630	340,022
BYD, Cl H	36,200	443,460
Dongfeng Motor Group, Cl H *	174,000	197,171
Fuyao Glass Industry Group, Cl H	21,600	186,487

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Consumer Discretionary (continued)
Hisense Home Appliances Group, Cl H	55,000	$163,795
JD.com, Cl A	14,200	203,600
Pinduoduo ADR *	2,861	324,409
Pop Mart International Group	25,000	602,878
Vipshop Holdings ADR	34,836	616,249
Zhejiang Cfmoto Power, Cl A	700	27,948
		4,455,234
Consumer Staples — 0.5%
Eastroc Beverage Group, Cl A	2,300	88,109
Fujian Wanchen Biotechnology Group, Cl A	800	23,045
Ping An Healthcare and Technology *	73,000	132,054
Uni-President China Holdings	94,000	98,185
Want Want China Holdings	54,000	32,191
		373,584
Energy — 0.3%
PetroChina, Cl H	220,000	236,860
Financials — 8.1%
Agricultural Bank of China, Cl A	353,500	388,954
Agricultural Bank of China, Cl H	1,822,000	1,353,011
Bank of China, Cl A	206,200	169,274
Bank of China, Cl H	875,000	501,381
Bank of Communications, Cl A	66,400	68,969
Bank of Communications, Cl H	1,305,000	1,081,422
Bank of Shanghai, Cl A	64,100	92,753
China CITIC Bank, Cl H	572,000	510,012
China Construction Bank, Cl A	45,300	60,227
China Everbright Bank, Cl H	248,000	115,979
China Minsheng Banking, Cl H	542,000	273,663
China Reinsurance Group, Cl H	509,000	109,863
China Taiping Insurance Holdings	111,400	267,497
Chongqing Rural Commercial Bank, Cl H	178,000	140,644
Far East Horizon	189,000	195,228
FinVolution Group ADR	11,160	58,367
LexinFintech Holdings ADR	10,165	33,240
PICC Property & Casualty, Cl H	552,000	1,160,239
Qfin Holdings ADR	5,246	101,090
		6,681,813
Health Care — 1.8%
China Resources Pharmaceutical Group	145,000	82,900
CSPC Pharmaceutical Group	86,000	93,143
Hansoh Pharmaceutical Group	92,000	426,461

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Health Care (continued)
Sino Biopharmaceutical	780,000	$619,310
Sinopharm Group, Cl H	107,600	268,741
		1,490,555
Industrials — 2.3%
AviChina Industry & Technology, Cl H	198,000	100,991
China Communications Services, Cl H	190,000	109,360
China Merchants Port Holdings	92,000	178,953
China Railway Group, Cl H	322,000	158,445
China State Construction Engineering, Cl A	184,900	135,895
China State Construction International Holdings	148,000	173,223
CITIC	384,000	594,982
Fosun International	171,000	96,227
Sinopec Engineering Group, Cl H	113,500	111,699
Sinotruk Hong Kong	15,000	53,228
Xiamen C & D, Cl A	12,900	17,095
Yutong Bus, Cl A	9,900	46,380
Zhejiang Expressway, Cl H	132,000	121,596
		1,898,074
Information Technology — 2.8%
Kingboard Holdings	47,000	177,288
Rockchip Electronics, Cl A	1,900	48,529
Xiaomi, Cl B *	359,400	1,814,662
ZTE, Cl H	59,000	205,725
		2,246,204
Materials — 1.1%
Baoshan Iron & Steel, Cl A	97,000	103,532
China National Building Material, Cl H	274,000	180,238
China Nonferrous Mining	29,000	54,956
Jiangxi Copper, Cl H	92,000	506,836
Shandong Nanshan Aluminum, Cl A	54,000	41,622
		887,184
Real Estate — 0.1%
Greentown China Holdings	77,000	83,791
Utilities — 0.8%
Beijing Enterprises Holdings	38,000	155,349
Guangdong Investment	220,000	191,919
Kunlun Energy	302,000	288,284
		635,552
		25,322,211

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
COLOMBIA — 0.2%
Energy — 0.2%
Ecopetrol	256,403	$126,925
CZECH REPUBLIC — 0.4%
Financials — 0.4%
Komercni Banka	5,912	333,782
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank - Egypt (CIB)	112,587	243,112
GREECE — 1.2%
Communication Services — 0.3%
Hellenic Telecommunications Organization	11,053	218,863
Consumer Discretionary — 0.8%
JUMBO	8,946	293,136
OPAP	13,671	306,669
		599,805
Industrials — 0.1%
Athens International Airport	9,863	124,408
		943,076
HONG KONG — 0.1%
Information Technology — 0.1%
Kingboard Laminates Holdings	68,000	115,234
HUNGARY — 0.6%
Communication Services — 0.2%
Magyar Telekom Telecommunications	23,091	126,576
Energy — 0.3%
MOL Hungarian Oil & Gas	30,420	273,576
Health Care — 0.1%
Richter Gedeon Nyrt	3,270	98,677
		498,829
INDIA — 14.9%
Communication Services — 0.4%
Bharti Airtel	9,828	230,240
Bharti Hexacom	5,993	121,468
		351,708
Consumer Discretionary — 0.9%
Bosch	313	125,507
Hero MotoCorp	6,300	404,512

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
INDIA (continued)
Consumer Discretionary (continued)
Page Industries	431	$172,847
		702,866
Consumer Staples — 2.4%
Britannia Industries	9,406	631,152
Colgate-Palmolive India	10,554	243,737
ITC	18,443	82,694
Marico	42,665	356,304
Nestle India	14,663	210,125
Procter & Gamble Hygiene & Health Care	754	108,814
United Spirits	18,323	294,316
		1,927,142
Energy — 1.4%
Hindustan Petroleum	76,072	422,385
Indian Oil	121,423	224,880
Oil & Natural Gas	167,469	447,891
Petronet LNG	35,105	110,963
		1,206,119
Financials — 1.8%
Bajaj Holdings & Investment	2,135	269,086
General Insurance Corp of India	24,680	104,564
Life Insurance Corp of India	17,691	168,270
Max Financial Services *	20,880	388,378
Muthoot Finance	7,013	297,415
SBI Cards & Payment Services	23,872	228,868
		1,456,581
Health Care — 3.1%
Abbott India	416	134,340
Alkem Laboratories	2,909	178,221
Cipla	29,810	501,248
Fortis Healthcare	37,327	367,126
GlaxoSmithKline Pharmaceuticals	3,166	87,132
Glenmark Pharmaceuticals	4,001	90,597
Sun Pharmaceutical Industries	34,880	667,374
Torrent Pharmaceuticals	8,454	362,129
Zydus Lifesciences	19,973	203,187
		2,591,354
Industrials — 0.2%
3M India	212	82,826

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
INDIA (continued)
Industrials (continued)
AIA Engineering	2,401	$107,322
		190,148
Information Technology — 2.7%
HCL Technologies	84,219	1,521,068
Infosys	16,993	305,415
Tata Consultancy Services	8,047	287,055
		2,113,538
Materials — 1.3%
Coromandel International	9,600	242,074
JK Cement	3,336	205,291
Pidilite Industries	22,300	367,799
Solar Industries India	1,481	201,884
		1,017,048
Real Estate — 0.3%
Embassy Office Parks REIT ‡	46,342	224,452
Utilities — 0.4%
Power Grid Corp of India	73,031	214,999
Torrent Power	5,889	85,616
		300,615
		12,081,571
INDONESIA — 1.4%
Consumer Staples — 0.2%
Indofood Sukses Makmur	347,200	141,066
Energy — 0.3%
Alamtri Resources Indonesia	886,200	96,193
United Tractors	110,800	196,018
		292,211
Industrials — 0.7%
Astra International	1,463,600	588,073
Materials — 0.2%
Aneka Tambang	554,100	104,673
		1,126,023
MEXICO — 1.9%
Consumer Staples — 0.3%
Kimberly-Clark de Mexico, Cl A	119,900	256,145
Industrials — 0.8%
Grupo Aeroportuario del Pacifico, Cl B	23,470	614,858

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
MEXICO (continued)
Materials — 0.8%
Fresnillo	14,080	$631,400
		1,502,403
PERU — 0.9%
Financials — 0.9%
Credicorp	2,080	596,960
Intercorp Financial Services	2,426	102,765
		699,725
PHILIPPINES — 0.3%
Utilities — 0.3%
Manila Electric	23,410	228,400
POLAND — 1.9%
Energy — 0.2%
ORLEN	5,963	159,408
Financials — 1.0%
Powszechny Zaklad Ubezpieczen	45,248	839,967
Information Technology — 0.2%
Asseco Poland	3,074	195,289
Utilities — 0.5%
PGE Polska Grupa Energetyczna *	69,921	171,224
Tauron Polska Energia *	83,091	199,731
		370,955
		1,565,619
QATAR — 0.4%
Communication Services — 0.2%
Ooredoo QPSC	40,492	144,908
Energy — 0.2%
Qatar Fuel QSC	47,246	196,848
		341,756
RUSSIA — 0.0%
Energy — 0.0%
Gazprom Neft PJSC *(A)	111,970	–
Materials — 0.0%
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO *(A)	11,625	–
		–
		–

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SAUDI ARABIA — 1.1%
Communication Services — 0.4%
Saudi Telecom	25,795	$295,582
Consumer Discretionary — 0.2%
Jarir Marketing	46,645	158,932
Financials — 0.1%
Co for Cooperative Insurance	2,584	80,604
Materials — 0.3%
SABIC Agri-Nutrients	5,382	158,843
Yanbu National Petrochemical	12,699	93,038
		251,881
Utilities — 0.1%
Saudi Electricity	26,509	99,299
		886,298
SOUTH AFRICA — 3.9%
Consumer Discretionary — 0.6%
Naspers, Cl N	7,266	484,331
Consumer Staples — 0.2%
Clicks Group	9,502	193,005
Financials — 3.1%
Capitec Bank Holdings	1,213	304,224
Discovery	16,827	231,110
Investec	20,216	149,064
Old Mutual	183,949	165,410
OUTsurance Group	68,542	296,422
Remgro	42,123	461,675
Sanlam	144,887	861,190
		2,469,095
		3,146,431
SOUTH KOREA — 13.3%
Communication Services — 1.1%
KT ADR	19,782	375,265
LG Uplus	16,675	170,391
SK Telecom	8,510	316,049
		861,705
Consumer Discretionary — 2.3%
Coway	4,087	246,545
Kia	14,998	1,268,097
LG Electronics	4,598	293,330
		1,807,972
Consumer Staples — 0.1%
Samyang Foods	142	121,344

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SOUTH KOREA (continued)
Energy — 0.5%
HD Hyundai	3,365	$440,320
Financials — 3.3%
DB Insurance	4,250	386,779
Industrial Bank of Korea	19,584	284,811
Mirae Asset Securities	10,250	166,143
NH Investment & Securities	9,160	134,168
Samsung Fire & Marine Insurance	1,293	446,094
Samsung Securities *	4,984	260,868
Woori Financial Group	51,061	992,474
		2,671,337
Health Care — 0.1%
PharmaResearch *	428	119,735
Industrials — 4.0%
Doosan	528	286,257
Hanwha	2,590	146,711
HD Hyundai Heavy Industries	1,852	654,381
HD Korea Shipbuilding & Offshore Engineering	2,211	624,676
Hyosung Heavy Industries	418	516,787
Hyundai Engineering & Construction	5,662	275,524
Hyundai Glovis	2,900	363,569
LG	2,383	133,496
Samsung E&A	12,375	206,601
		3,208,002
Information Technology — 1.3%
Samsung Electronics	12,645	1,052,470
Utilities — 0.6%
Korea Electric Power	15,813	518,117
		10,801,002
TAIWAN — 21.6%
Communication Services — 0.5%
International Games System	18,000	413,043
Consumer Discretionary — 0.6%
Cheng Shin Rubber Industry	144,000	135,198
Nien Made Enterprise	13,000	149,361
Pou Chen	200,000	191,913
		476,472
Industrials — 0.5%
United Integrated Services	14,000	422,845

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
TAIWAN (continued)
Industrials (continued)
Yang Ming Marine Transport	15,000	$26,591
		449,436
Information Technology — 19.7%
Accton Technology	6,000	226,285
Advantech	38,000	348,308
Asia Vital Components	8,000	384,462
Asustek Computer	29,000	505,784
Catcher Technology	43,000	284,655
Chicony Electronics	52,000	193,632
Compal Electronics	320,000	309,607
Elite Material	1,000	52,354
eMemory Technology	5,000	275,298
Global Unichip	2,000	135,262
Innolux	602,000	326,669
Lite-On Technology	100,000	520,361
MediaTek	47,000	2,139,049
Novatek Microelectronics	47,000	559,444
Pegatron	164,000	358,059
Realtek Semiconductor	36,000	560,271
Synnex Technology International	100,000	184,275
Taiwan Semiconductor Manufacturing	159,000	7,843,605
Tripod Technology	39,000	394,090
Wistron	36,000	172,435
WPG Holdings	127,000	235,241
		16,009,146
Materials — 0.3%
Asia Cement	171,000	202,454
		17,550,551
THAILAND — 0.8%

Financials — 0.8%
Kasikornbank	34,200	211,138
Krung Thai Bank	277,500	248,829
TMBThanachart Bank	3,071,700	196,948
		656,915
TURKEY — 0.2%

Industrials — 0.2%
KOC Holding	38,290	150,436

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED ARAB EMIRATES — 0.5%
Consumer Discretionary — 0.3%
Abu Dhabi National Oil for Distribution PJSC	229,146	$243,314
Energy — 0.2%
Adnoc Gas	188,499	182,192
		425,506
UNITED SATES — 0.0%
Health Care — 0.0%
BeOne Medicines, Cl A *	600	23,089

TOTAL COMMON STOCK
(Cost $74,864,328)		80,997,700

PREFERRED STOCK†† — 1.9%

BRAZIL — 0.3%
Materials — 0.3%
Gerdau (B)	65,000	241,863
CHILE — 0.1%
Consumer Staples — 0.1%
Embotelladora Andina (B)	29,065	136,044
COLOMBIA — 0.7%
Financials — 0.7%
Grupo Cibest (B)	36,234	573,779
SOUTH KOREA — 0.8%
Consumer Discretionary — 0.8%
Hyundai Motor (B)	4,420	644,712

TOTAL PREFERRED STOCK
(Cost $1,469,217)		1,596,398

TOTAL INVESTMENTS— 101.7%
(Cost $76,333,545)		$82,594,098

Percentages are based on Net Assets of $81,185,242.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN EMERGING MARKETS EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

RAY-QH-002-0900

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 113.9%
	Shares	Value
UNITED STATES — 113.9%
Communication Services — 12.8%
Alphabet, Cl A	5,518	$1,727,134
Alphabet, Cl C	9,357	2,936,227
AT&T	8,446	209,799
Electronic Arts	4,221	862,477
Fox, Cl A	3,881	283,585
Fox, Cl B	2,463	159,922
Meta Platforms, Cl A	5,494	3,626,534
Netflix *	11,929	1,118,463
Reddit, Cl A *	393	90,339
ROBLOX, Cl A *	11,133	902,107
		11,916,587
Consumer Discretionary — 13.7%
Amazon.com *	14,788	3,413,366
AutoZone *	312	1,058,148
Booking Holdings	405	2,168,909
Carvana, Cl A *	330	139,266
DoorDash, Cl A *	4,520	1,023,690
eBay	8,519	742,005
General Motors	17,762	1,444,406
Home Depot	1,138	391,586
Lowe's	1,752	422,512
NVR *	52	379,224
O'Reilly Automotive *	14,010	1,277,852
Tesla *	602	270,731
		12,731,695
Consumer Staples — 6.1%
Altria Group	31,359	1,808,160
Colgate-Palmolive	4,941	390,438
Kroger	12,263	766,192
Philip Morris International	12,732	2,042,213
Tyson Foods, Cl A	2,430	142,446
Walmart	4,921	548,249
		5,697,698
Energy — 3.8%
Cheniere Energy	2,052	398,888
EOG Resources	2,982	313,140
Exxon Mobil	13,333	1,604,493
Williams	19,514	1,172,987
		3,489,508
Financials — 13.7%
Allstate	4,890	1,017,853

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
American International Group	2,253	$192,744
Bank of New York Mellon	13,151	1,526,700
Citigroup	2,845	331,983
CME Group, Cl A	310	84,655
Hartford Insurance Group	5,236	721,521
Interactive Brokers Group, Cl A	7,121	457,952
Marsh & McLennan	3,187	591,252
Mastercard, Cl A	4,717	2,692,841
MetLife	2,873	226,795
MSCI, Cl A	1,369	785,436
Progressive	7,629	1,737,276
Robinhood Markets, Cl A *	7,684	869,060
Synchrony Financial	6,924	577,669
Travelers	1,801	522,398
W R Berkley	5,549	389,096
		12,725,231
Health Care — 12.0%
AbbVie	5,075	1,159,587
Alnylam Pharmaceuticals *	554	220,298
Bristol-Myers Squibb	10,320	556,661
Cardinal Health	4,451	914,681
Cencora	3,380	1,141,595
Eli Lilly	468	502,950
Gilead Sciences	19,962	2,450,136
Johnson & Johnson	9,356	1,936,224
Merck	1,197	125,996
Veeva Systems, Cl A *	2,767	617,677
Vertex Pharmaceuticals *	3,354	1,520,569
		11,146,374
Industrials — 9.8%
3M	8,920	1,428,092
Broadridge Financial Solutions	1,826	407,508
GE Vernova	3,991	2,608,398
General Electric	7,123	2,194,098
Republic Services, Cl A	3,775	800,036
RTX	1,668	305,911
Uber Technologies *	5,539	452,592
Union Pacific	779	180,198
Veralto	2,156	215,126
Verisk Analytics, Cl A	1,367	305,784

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Waste Management	662	$145,448
		9,043,191
Information Technology — 41.2%
Apple	34,961	9,504,498
AppLovin, Cl A *	713	480,434
Arista Networks *	2,941	385,359
Atlassian, Cl A *	2,984	483,826
Autodesk *	3,968	1,174,568
Broadcom	2,352	814,027
Cisco Systems	4,694	361,579
Datadog, Cl A *	705	95,873
Fair Isaac *	184	311,074
Fortinet *	4,231	335,984
HP	5,340	118,975
HubSpot *	751	301,376
International Business Machines	6,896	2,042,664
KLA	2,117	2,572,324
Lam Research	6,160	1,054,469
Microsoft	9,706	4,694,016
Motorola Solutions	2,901	1,112,011
NetApp	3,713	397,625
NVIDIA	36,596	6,825,154
Palantir Technologies, Cl A *	7,634	1,356,943
QUALCOMM	5,042	862,434
Seagate Technology Holdings	3,902	1,074,572
ServiceNow *	8,354	1,279,749
VeriSign	1,730	420,304
Western Digital	1,011	174,165
		38,234,003
Materials — 0.7%
Corteva	9,804	657,162
Real Estate — 0.1%
Simon Property Group ‡	515	95,332
		105,736,781

TOTAL COMMON STOCK
(Cost $97,982,035)		105,736,781

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT WILSHIRE
NXTGEN US LARGE CAP EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANTS — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 03/31/2040 (A)	202	$–

TOTAL WARRANTS
(Cost $—)		–

TOTAL INVESTMENTS— 113.9%
(Cost $97,982,035)		$105,736,781

Percentages are based on Net Assets of $92,818,634.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

RAY-QH-003-0900

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 101.3%
	Shares	Value
JAPAN — 101.3%
Communication Services — 3.1%
Internet Initiative Japan	27,286	$481,415
		481,415
Consumer Discretionary — 30.5%
Asics	22,907	548,763
Fast Retailing	1,321	479,873
Food & Life	13,363	674,608
Resorttrust	31,994	400,576
Ryohin Keikaku	25,048	444,566
Sanrio	7,577	237,686
Seiren	23,109	451,137
Sony Group	24,532	629,792
Toyota Motor	38,683	828,225
		4,695,226
Consumer Staples — 4.6%
Ariake Japan	4,801	162,029
Kao	7,839	313,120
Lifedrink	22,243	246,774
		721,923
Financials — 8.6%
Mitsubishi UFJ Financial Group	61,756	982,218
Premium Group	28,599	353,599
		1,335,817
Health Care — 2.8%
Daiichi Sankyo	19,967	426,486
		426,486
Industrials — 27.4%
Daifuku	16,900	531,329
Ebara	18,135	426,230
Fujikura	4,691	521,937
Hitachi	21,428	670,133
Hoshizaki	12,291	408,772
Kawasaki Heavy Industries	8,003	529,976
Kinden	12,900	559,059
Toyota Tsusho	18,100	609,011
		4,256,447
Information Technology — 13.3%
Disco	931	286,110
Maruwa	1,658	450,610
NEC	24,462	828,691

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
Simplex Holdings	71,300	$478,078
		2,043,489
Materials — 7.5%
Osaka Soda	42,421	586,200
Resonac Holdings	13,800	574,556
		1,160,756
Real Estate — 3.5%
Mitsui Fudosan	48,000	545,242
		545,242

TOTAL COMMON STOCK
(Cost $13,370,032)		15,666,801

TOTAL INVESTMENTS— 101.3%
(Cost $13,370,032)		$15,666,801

Percentages are based on Net Assets of $15,463,081.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

RAY-QH-004-0400